Weighted Average Shares	6 Months Ended
Jun. 30, 2013
Weighted Average Shares [Abstract]
Weighted Average Shares
Note 3 - Weighted Average Shares

Basic earnings per common share is computed by dividing net income or loss applicable to common shareholders by the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year, plus the dilutive common stock equivalents that would rise from the exercise of stock options, warrants and restricted stock units outstanding during the period, using the treasury stock method and the average market price per share during the period, plus the effect of assuming conversion of the convertible debt.

The following table sets forth the computation of basic and diluted earnings per common share for the three and six month periods ended June 30, 2012 and 2013:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2012	2013	2012	2013
Numerator
Net income (loss)	$847,192	$(457,209)	$661,715	$(2,344,772)
Effect on earnings of dilutive convertible debt	(225,266)	--	233,068	--
Net income (loss) plus assumed conversions	621,926	(457,209)	894,783	(2,334,772)
Denominator
Basic weighted average shares outstanding	107,193,974	108,284,171	94,167,466	107,977,505
Effect of dilutive securities:
Stock options and warrants	--	--	2,939,613	--
Restricted stock units	2,935,000	--	2,935,000	--
Convertible debt	4,000,000	--	4,000,000	--
Diluted weighted average shares outstanding	114,128,974	108,284,171	104,042,079	107,977,505

Net income (loss) per common share
Basic	$0.01	$(0.00)	$0.01	$(0.02)
Diluted	$0.01	$(0.00)	$0.01	$(0.02)

As we experienced net losses during the three and six month periods ending June 30, 2013 no common stock equivalents have been included in the diluted earnings per common share calculations as the effect of such common stock equivalents would be anti-dilutive.

Options and warrants to purchase 43,291,969 shares of common stock at prices ranging from $0.25 to $4.00 per share were outstanding at June 30, 2013. Additionally we had restricted stock units of 3,368,247 outstanding at June 30, 2013.  Furthermore, the Company had convertible debt that was convertible into 17,900,000 shares of common stock at June 30, 2013.  All the above were excluded from the calculation of diluted earnings per share because the effect was anti-dilutive.